ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Movement of provision (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of provision
Accrued warranty-beginning of year	¥ 48,872,284	¥ 30,648,678	¥ 17,649,411
Accrual for warranties issued during the year	40,271,444	29,346,974	27,395,169
Warranty claims paid	(22,132,194)	(7,923,760)	(14,395,902)
Pre-existing warranty expired	(7,059,668)	(3,199,608)
Accrued warranty-end of year	¥ 59,951,866	¥ 48,872,284	¥ 30,648,678